As filed with the Securities and Exchange Commission on November 10, 2026

1933 Act Registration No.  333-271759

1940 Act Registration No.  811-23875

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 8	☒

Madison ETFs Trust

550 Science Drive

Madison, Wisconsin 53711

(888) 971-7135

(Registrant’s Exact Name, Address and Telephone Number)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

Madison Asset Management, LLC

550 Science Drive

Madison, Wisconsin 53711

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 10, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 3, as it relates to Madison Mid Cap ETF, a series of the Registrant, until December 10, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 3, filed on August 28, 2026, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Madison, and State of Wisconsin, on the 10th day of November, 2026.

Madison ETFs Trust

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Patrick F. Ryan	President (Principal Executive Officer)	November 10, 2026
Patrick F. Ryan

/s/ Greg D. Hoppe	Chief Financial Officer and Treasurer (Principal Financial Officer & Principal Accounting Officer)	November 10, 2026
Greg D. Hoppe
)
Steven P. Riege*	Trustee )	By: /s/ Steve J. Fredricks
	)	Steve J. Fredricks
Richard E. Struthers*	Trustee )	Attorney-In-Fact
	)	November 10, 2026
Leslie Oliversen*	Trustee )
)
K. Robert J. Batchelor*	Trustee )
)

*	Original powers of attorney authorizing Steve J. Fredricks and Greg D. Hoppe to execute the Registrant’s Registration Statement, and amendments thereto, for Ms. Oliversen and Messrs. Riege and Struthers were previously executed, filed as an exhibit and are incorporated by reference to Exhibit (q.1) Original power of attorney authorizing Steve J. Fredricks and Greg D. Hoppe to execute the Registrant’s Registration Statement, and amendments thereto, for Mr. Batchelor was previously executed and is incorporated by reference to Exhibit (q.2).

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